UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23607

Wilshire Private Assets Master Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: March 31, 2026

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

WILSHIRE PRIVATE ASSETS FUND

FINANCIAL STATEMENTS

SEPTEMBER 30, 2025

SEMI-ANNUAL REPORT

Wilshire Private Assets Fund

Schedule of Investments

September 30, 2025 (Unaudited)

Master Fund — 99.9%

Description	Geographic Region	Shares	Fair Value
Wilshire Private Assets Master Fund, Class Institutional	North America	5,980,068	$76,776,318
Total Master Fund (Cost — $70,471,175)			76,776,318
Short Term Investment — 0.3%

Description	Geographic Region	Shares	Fair Value
BlackRock Liquidity Funds Treasury Trust Fund, Class Institutional 3.990%**	North America	235,616	235,616
Total Short Term Investment (Cost — $235,616)			235,616
Total Investments — 100.2% (Cost — $70,706,791)			$77,011,934
Other Assets and Liabilities, Net — (0.2)%			(126,649)
Net Assets — 100.0%			$76,885,285

**	The rate reported is the 7-day effective yield as of September 30, 2025.

The following is a summary of the inputs used as of September 30, 2025 when valuing the Fund's investments:

				Investments Valued at
Investments in Securities	Level 1	Level 2	Level 3	NAV	Total
Master Fund	$—	$—	$—	$76,776,318	$76,776,318
Short Term Investment	235,616	—	—	—	235,616
Total Investments in Securities	$235,616	$—	$—	$76,776,318	$77,011,934

For information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements and attached financial statements of Wilshire Private Assets Master Fund.

1

Wilshire Private Assets Fund

Statement of Assets and Liabilities

September 30, 2025 (Unaudited)

Assets:
Investments in Master Fund, at Value (Cost $70,471,175)	$76,776,318
Investments, at Value (Cost $235,616)	235,616
Receivable for Capital Shares Sold	416,515
Due from Adviser	23,355
Dividend Receivable	790
Prepaid Expenses	14,679
Total Assets	77,467,273
Liabilities:
Payable for Investment Securities Purchased	416,515
Shareholder Servicing Fees Payable	87,144
Trustees' Fees Payable	5,239
Due to Administrator	2,466
Other Accrued Expenses	70,624
Total Liabilities	581,988
Net Assets	$76,885,285
Commitments and Contingencies (see Schedule of Investments)
Net Assets Consist of:
Paid-in Capital	$70,396,708
Total Distributable Earnings	6,488,577
Net Assets	$76,885,285

Institutional Class Shares:
Net Assets	$76,885,285
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	5,701,123
Net Asset Value and Offering Price Per Share	$13.49

The accompanying notes are an integral part of the financial statements and attached financial statements of Wilshire Private Assets Master Fund.

2

Wilshire Private Assets Fund

Statement of Operations

Period Ended September 30, 2025 (Unaudited)

Net Investment Income (Loss) Allocated from Master Fund:
Dividend Income	$748,716
Expenses	(700,559)
Net Investment Income (Loss) Allocated from the Master Fund	48,157

Investment Income from the Fund:
Dividend Income	4,341
Total Investment Income From the Fund	4,341
Fund Expenses:
Shareholder Servicing Fees	80,593
Administration Fees	15,041
Trustees' Fees	10,459
Legal Fees	70,940
Transfer Agent Fees	45,619
Printing Fees	17,467
Registration Fees	16,372
Audit Fees	14,836
Custodian Fees	2,507
Insurance and Other Expenses	19,472

Total Expenses	293,306
Less:
Reimbursement of other operating expenses	(164,894)
Net Expenses	128,412

Net Investment Loss	(75,914)
Net Realized Gain on Investments Allocated from Master Fund	268,160
Net Change in Unrealized Appreciation on Investments Allocated from Master Fund	4,054,488
Net Realized and Unrealized Gain	4,322,648
Net Increase in Net Assets Resulting from Operations	$4,246,734

The accompanying notes are an integral part of the financial statements and attached financial statements of Wilshire Private Assets Master Fund.

3

Wilshire Private Assets Fund

Statements of Changes in Net Assets

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Operations:
Net Investment Income (Loss)*	$(75,914)	$231,922
Net Realized Gain	268,160	958,651
Net Change in Unrealized Appreciation (Depreciation)	4,054,488	(181,608)
Net Increase in Net Assets Resulting from Operations	4,246,734	1,008,965
Distributions:	—	(2,796,511)
Capital Shares Transactions:
Institutional Class Shares:
Issued	15,457,268	57,949,276
Reinvestment of Distributions	—	1,284,894
Redeemed	(852,316)	(33,280,157)
Net Increase in Net Assets from Share Transactions	14,604,952	25,954,013
Total Increase in Net Assets	18,851,686	24,166,467
Net Assets:
Beginning of Period	58,033,599	33,867,132
End of Period	$76,885,285	$58,033,599
Share Transactions:
Institutional Class Shares:
Issued	1,188,324	4,475,035
Reinvestment of Distributions	—	103,204
Redeemed	(65,552)	(2,577,574)
Net Increase in Shares Outstanding from Share Transactions	1,122,772	2,000,665

*	Net Investment Income (Loss) includes amounts allocated from the Master Fund.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements and attached financial statements of Wilshire Private Assets Master Fund.

4

Wilshire Private Assets Fund

Statement of Cash Flows

Period Ended September 30, 2025 (Unaudited)

Cash Flows Used in Operating Activities:
Net increase in net assets derived from investment operations	$4,246,734
Adjustments to reconcile net investment loss to net cash used in operating activities:
Purchases of investment securities from Master Fund	(15,532,269)
Proceeds from disposition of investment securities from Master Fund	852,316
Purchases of investment securities from short term investments	(368,615)
Proceeds from disposition of investment securities from short term investments	276,424
Allocations from Master Fund	(4,370,805)
Increase in receivable for dividends	(261)
Decrease in receivable for prepaid expenses	11,264
Decrease in reimbursement due from investment adviser	117,419
Increase in shareholder servicing fees payable	44,320
Increase in payable for investments purchased	416,515
Decrease in payables for administration fees	(82)
Increase in payable for trustee fees	534
Decrease in payable for transfer agent fees	(14,107)
Increase in accrued expenses and other liabilities	57,151
Net cash flow used in operating activities	(14,263,462)

Cash Flows Received From Financing Activities:
Payments on shares received	(852,316)
Proceeds from shares sold	15,115,778
Net cash flow received from financing activities	14,263,462
Net increase in cash	—

Cash and Foreign Currency:
Beginning of year	—
End of year	$—

Supplemental Disclosure of Cash Flow Information:
Reinvestment of distributions	$—

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements and attached financial statements of Wilshire Private Assets Master Fund.

5

Wilshire Private Assets Fund

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout

the Year/Period

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Period Ended March 31, 2021(1)
Institutional Class:
Net Asset Value, Beginning of Year/Period	$12.68	$13.14	$11.93	$12.49	$11.50	$10.00
Income (Loss) from Operations:
Net Investment Income (Loss)‡(2)	(0.02)	0.07	(0.18)	0.49	(0.08)	(0.11)
Net Realized and Unrealized Gain (Loss)	0.83	0.16	1.39	(0.01)	1.66	1.61
Total from Operations	0.81	0.23	1.21	0.48	1.58	1.50
Dividends and Distributions from:
Net Investment Income	—	—	—	(0.63)	(0.59)	—
Net Realized Gain	—	(0.69)	—	(0.41)	—	—
Total Dividends and Distributions	—	(0.69)	—	(1.04)	(0.59)	—
Net Asset Value, End of Year/Period	$13.49	$12.68	$13.14	$11.93	$12.49	$11.50
Total Return†	6.39%	1.86%	10.14%	4.05%	13.89%	15.00%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$76,885	$58,034	$33,867	$29,857	$28,639	$21,091
Ratio of Expenses to Average Net Assets‡	2.58%	2.50%	2.58%	2.68%	2.59%	2.50	%*
Ratio of Expenses to Average Net Assets (Excluding Waivers)‡	3.09%	3.62%	4.86%	4.68%	7.45%	14.13	%*
Ratio of Net Investment Income (Loss) to Average Net Assets‡	(0.24)%	0.54%	(1.46)%	4.07%	(0.70)%	(2.50	)%*

*	Annualized.
†	Return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Includes income and expenses allocated from the Master Fund.
(1)	The Fund commenced operations on October 28, 2020.
(2)	Per share data calculated using average shares.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements and attached financial statements of Wilshire Private Assets Master Fund.

6

Wilshire Private Assets Fund

Notes to Financial Statements

September 30, 2025 (Unaudited)

1. Organization

Wilshire Private Assets Fund (the “Feeder Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, closed-end management investment company. The Feeder Fund operates as an interval fund, meaning it will make offers (quarterly) to repurchase between 5% and 25% of its outstanding shares at Net Asset Value (“NAV”), pursuant to Rule 23c-3 under the 1940 Act. The Feeder Fund commenced operations on October 28, 2020.

The Feeder Fund invests substantially all of its assets in the Wilshire Private Assets Master Fund (the “Master Fund” and together with the Feeder Fund, the “Funds” and each, a “Fund”), a Delaware statutory trust also registered under the 1940 Act as a non-diversified, closed-end management investment company. The Feeder Fund’s portfolio typically will consist solely of the Master Fund’s shares (together with the Feeder Fund Shares, “Shares”). Therefore, the Feeder Fund’s investment results will correspond directly to the investment results of the Master Fund. This form of investment structure is commonly known as a “master feeder” structure. The Master Fund has the same investment objective and identical investment policies as those of the Feeder Fund. The investment objective of the Fund is non-fundamental and, therefore, may be changed without the approval of the shareholders of any Fund (together “Shareholders”). Reference to the Feeder Fund's investments also refer to the Master Fund's investments and references to the risks of investing in the Master Fund also refer to the risks of investing in the Feeder Fund, except as otherwise provided. The financial statements of the Master Fund, including the Schedule of Investments, are attached to this report and should be read in conjunction with the Feeder Fund’s financial statements.

As of September 30, 2025, the Feeder Fund has a 100.00% ownership interest in the Master Fund.

2. Significant Accounting Policies

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Feeder Fund. The Feeder Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities in these financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Investment in the Master Fund

The Feeder Fund's investment in the Master Fund is valued at an amount equal to the net asset value of the investment without discount or premium, which approximates fair value. Income, expense, net realized gain (loss) and net unrealized appreciation (depreciation) of the Master Fund, are allocated each month to the Feeder Fund based on its pro-rata ownership of the Master Fund. The more relevant disclosure regarding fair value measurements impacting the Feeder Fund is related to the Master Fund's investment portfolio. Such disclosure can be found in the Notes to the Master Fund's attached financial statements.

Valuation of Investments

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by Wilshire Advisors LLC (the "Adviser") and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

There is not a public market or active secondary market for many of the securities in which the Master Fund intends to invest. Rather, many of the Master Fund’s investments may be traded on a privately negotiated over-the-counter secondary market for institutional investors. As a result, the Master Fund will value these securities at fair value as determined in good faith by the Fair Value Committee in accordance with the valuation procedures that have been approved by the Board.

Because the Feeder Fund invests all or substantially all of its assets in the Master Fund, the value of the assets of the Feeder Fund depends on the value of its pro rata interest in the Master Fund investments. The Adviser oversees the valuation of each Fund’s investments on behalf of each Fund.

The Adviser will invest the Master Fund's assets primarily in a diverse portfolio of investments, including interests in private markets funds acquired in primary offerings (“Primary Fund Investments”), interests in private markets funds acquired in secondary transactions (“Secondary Fund Investments”, and together with Primary Fund Investments, the “Private Markets Investment Funds”), and direct co-investments (“Direct Co-Investments,” and together with the Private Markets Investment Funds, “Portfolio Investments”).

The Valuation Procedures provide that the Master Fund will value its investments in private markets investment funds and direct private equity investments at fair value. Prior to November 1, 2024, the Master Fund calculated its NAV as of the close of business on the last business day of each calendar month, each date that Shares were sold or repurchased, as of the date of any distribution and at such other times as the Board determined. Beginning on November 1, 2024, the Master Fund calculates its NAV daily as of the close of business of each date that Shares are offered or repurchased. The fair value of such investments, ordinarily will be the capital account value of the Master Fund’s interest in such investments as provided by the relevant private markets investment fund manager as of or prior to the relevant date; provided that such values will be adjusted for any other relevant information available at the time the Master Fund values its portfolio, including capital activity and material events occurring between the reference dates of the private markets investment fund manager’s valuations and the date the NAV is calculated.

See attached financial statements of Wilshire Private Assets Master Fund.

7

Wilshire Private Assets Fund

Notes to Financial Statements

September 30, 2025 (Unaudited)

A meaningful input in the Master Fund's Valuation Procedures will be the valuations provided by the private markets investment fund managers. Specifically, the value of the Master Fund's investment in private markets investment funds generally will be valued using the “practical expedient,” in accordance with Accounting Standards Codification (ASC) Topic 820, based on the valuation provided to the Adviser by the private markets investment fund in accordance with the private markets investment fund's own valuation policies. Generally, private markets investment fund managers value investments of their private markets investment funds at their market price if market quotations are readily available. In the absence of observable market prices, private markets investment fund managers value investments using valuation methodologies applied on a consistent basis. For some investments little market activity may exist. The determination of fair value by private markets investment fund managers is then based on the best information available in the circumstances and may incorporate management's own assumptions and involves a significant degree of judgment, taking into consideration a combination of internal and external factors, including the appropriate risk adjustments for nonperformance and liquidity risks. Investments for which market prices are not observable include private investments in the equity of operating companies, real estate properties or certain debt positions.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Feeder Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, and adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.);

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of September 30, 2025, the Feeder Fund’s investments were valued using net asset value (“NAV”) per share (or its equivalent) as a practical expedient for fair value and have been excluded from the fair value hierarchy in accordance with Accounting Standards Update 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or its Equivalent) (“ASU 2015-07”). The fair value amount presented in the table in the Schedule of Investments is intended to permit reconciliation of the amounts presented in the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Investments in money market funds are valued at the money market fund’s net asset value.

For the period ended September 30, 2025, there were no changes to the Fund's fair value methodologies.

Security Transactions and Investment Income

Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method.

Dividend income is recognized on the ex-dividend date; interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Amortization and accretion is calculated using the effective interest method over the holding period of the investment.

The Fund records its proportionate shares of Master’s investment income (loss), realized gain (loss) and unrealized appreciation (depreciation).

See attached financial statements of Wilshire Private Assets Master Fund.

8

Wilshire Private Assets Fund

Notes to Financial Statements

September 30, 2025 (Unaudited)

Expenses

The Feeder Fund, and, therefore, Shareholders, bears all expenses incurred in the business of such Feeder Fund, and, through its investment in the Master Fund, a pro-rata portion of the operating expenses of the Master Fund, including any charges, allocations and fees to which the Master Fund is subject as an investor in the private markets investment funds. The Feeder Fund bears certain ongoing offering costs associated with the Fund’s continuous offering of Shares.

Income Taxes

Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

Cash and Cash Equivalents

Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3. Agreements

Investment Advisory Agreement

The Adviser serves as investment adviser of each Fund.

In consideration of the services provided by the Adviser to the Funds, the Master Fund pays the Adviser a fee (the “Management Fee”), computed and payable monthly, at the annual rate of 1.25% of the Master Fund’s net asset value. For purposes of determining the fee payable to the Adviser for any month, “net asset value” means the total value of all assets of the Master Fund as of the end of such month, less an amount equal to all accrued debts, liabilities and obligations of the Master Fund as of such date, and calculated before giving effect to any repurchase of shares on such date. Through its investment in the Master Fund, the Feeder Fund bears a proportionate share of the investment management fee paid by the Master Fund to the Adviser in consideration of the advisory and other services provided by the Adviser to the Master Fund. The Management Fee is paid to the Adviser out of the Master Fund’s assets and, therefore, decreases the net profits or increases the net losses of the Feeder Fund. The Adviser does not charge a Management Fee to the Feeder Fund.

The Feeder Fund, and, therefore, Shareholders, bears all expenses incurred in the business of such Feeder Fund, and, through its investment in the Master Fund, a pro-rata portion of the operating expenses of the Master Fund, including any charges, allocations and fees to which the Master Fund is subject as an investor in the Private Markets Investment Funds. The Feeder Fund bears certain ongoing offering costs associated with the Fund's continuous offering of Shares. The Feeder Fund, by investing in the Private Markets Investment Funds through the Master Fund, indirectly bears its pro rata share of the expenses incurred in the business of the Private Markets Investment Funds. The Private Markets Investment Funds in which the Master Fund intends to invest generally charge a management fee of 1.00% to 2.00%, and approximately 15% to 20% of net profits as a carried interest allocation, subject to a preferred return and a clawback. A carried interest allocation is a share of a Private Markets Investment Fund's returns paid to its manager. A preferred return is a minimum rate of return that a Private Markets Investment Fund manager must achieve before it is entitled to a carried interest allocation. A clawback is a mechanism by which a carried interest allocation previously paid to a Private Markets Investment Fund manager may be returned to the Private Markets Investment Fund.

The Adviser has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep the Fund Operating Expenses incurred by the Feeder Fund from exceeding 2.50% of the Feeder Fund’s average daily net assets until August 1, 2025. “Fund Operating Expenses” are defined to include all expenses incurred in the business of the Feeder Fund, either directly or indirectly through its investment in the Master Fund, provided that the following expenses (“Excluded Expenses”) are excluded from the definition of Fund Operating Expenses.

The following expenses are excluded from the definition of Fund Operating Expenses:

The Feeder Fund’s proportional share of any acquired fund fees and expenses incurred by the Master Fund, short sale dividend and interest expenses, and any other interest expenses, incurred by the Master Fund in connection with its investment activities, fees and expenses incurred in connection with a credit facility, if any, obtained by the Master Fund, taxes paid by the Master Fund, certain insurance costs incurred by the Master Fund, transactional costs, including legal costs and brokerage fees and commissions, associated with the acquisition and disposition of the Master Fund’s Portfolio Investments (as defined in the Fund’s registration statement) and other investments, non-routine expenses or costs incurred by the Master Fund, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and tender offers and liquidations, and other expenditures which are capitalized in accordance with generally accepted accounting principles.

See attached financial statements of Wilshire Private Assets Master Fund.

9

Wilshire Private Assets Fund

Notes to Financial Statements

September 30, 2025 (Unaudited)

Excluded Expenses also consist of any class-specific expenses (including distribution and service (12b-1) fees and shareholder servicing fees), Nasdaq Private Market expenses, any acquired fund fees and expenses, short sale dividend and interest expenses, and any other interest expenses incurred by the Feeder Fund in connection with its investment activities, fees and expenses incurred in connection with a credit facility, if any, obtained by the Feeder Fund, taxes, certain insurance costs, transactional costs, including legal costs and brokerage fees and commissions, associated with the acquisition and disposition of the Feeder Fund’s portfolio investments and other investments, non-routine expenses or costs incurred by the Feeder Fund, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and tender offers and liquidations and other expenditures which are capitalized in accordance with generally accepted accounting principles.

In addition, the Adviser may receive from the Feeder Fund the difference between the Fund Operating Expenses (not including Excluded Expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Fund Operating Expenses (not including Excluded Expenses) are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment. This agreement will continue in effect from year to year for successive one-year periods after the Initial Term End Date and may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Feeder Fund, effective as of the close of business on the Initial Term End Date or the last day of the then-current one-year period. As of September 30, 2025, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $428,225, $693,859 and $454,229, expiring in 2026, 2027 and 2028, respectively.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Feeder Fund’s administrator pursuant to an administration agreement under which the Administrator provides administrative and accounting services for an annual fee based on the Feeder Fund’s assets under management, subject to a minimum annual fee.

U.S. Bank, N.A. (the “Custodian”) serves as the Feeder Fund’s Custodian pursuant to a custody agreement.

SS&C Global Investor & Distribution Solutions, Inc. (the “Transfer Agent”) serves as the Feeder Fund’s Transfer Agent pursuant to a transfer agency agreement.

SEI Investments Distribution Co. (the “Distributor”) acts as the Distributor of the Feeder Fund.

4. Purchase, Exchange and Repurchase of Shares

The Feeder Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares to the Institutional Class Shares, no par value per share. Subject to investor eligibility, the minimum initial investment in the Feeder Fund is $5,000, and the minimum additional investment in the Feeder Fund is $1,000. The Adviser may reduce the Feeder Fund’s minimum initial and additional investment amounts in its sole discretion. The Feeder Fund reserves the right to repurchase all of the Shares held by a Shareholder if the Shareholder’s account balance in the Feeder Fund, as a result of repurchase or transfer requests by the Shareholder, or participation in an auction, is less than $10,000.

The Feeder Fund is a closed-end investment company, and therefore no Shareholder will have the right to require the Feeder Fund to redeem its Shares, however, as an “interval fund,” the Feeder Fund will provide some liquidity to Shareholders by making quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. In connection with any given repurchase offer, it is expected the Fund will offer to repurchase only the minimum amount of 5% of its outstanding Shares. Quarterly repurchases occur in the months of March, June, September and December. The offer to purchase Shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Feeder Fund’s outstanding voting securities (as defined in the 1940 Act).

During the reporting period, the Feeder Fund offered to repurchase shares of the Feeder Fund in an amount not to exceed 5% on June 27, 2025 and September 26, 2025. The results of the repurchase offers were as follows:

Repurchase Date	Maximum Repurchase Offer Amount	% of Shares Tendered	Number of Shares Tendered	NAV Price of Shares Tendered	Redemption Value of Shares Tendered	Shares Outstanding on Repurchase Date, Before Repurchase
June 27, 2025	5.00%	0.8233%	39,492	$12.68	$500,766	4,796,848
September 26, 2025	5.00%	0.4578%	26,060	$13.49	$351,550	5,692,684

See attached financial statements of Wilshire Private Assets Master Fund.

10

Wilshire Private Assets Fund

Notes to Financial Statements

September 30, 2025 (Unaudited)

5. Indemnifications

In the normal course of business the Feeder Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Feeder Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Feeder Fund. The Feeder Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Feeder Fund in connection with the Feeder Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Feeder Fund.

6. Federal Income Taxes

It is the Feeder Fund’s intention to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to a regulated investment company (“RIC”). The Feeder Fund intends to continue to operate so as to qualify to be taxed as a RIC under the Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, among other requirements, the Feeder Fund is required to distribute at least 90% of its investment company taxable income, as defined by the Code. Accordingly, the Feeder Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. While the Feeder Fund intends to distribute substantially all of its taxable net investment income and capital gains, if any, in a manner necessary to minimize the imposition of a 4% excise tax, there can be no assurance that it will avoid any or all of the excise tax. In such event, the Feeder Fund will be liable only for the amount by which it does not meet the foregoing distribution requirements. The Feeder Fund has adopted September 30 as its tax year end.

If the Feeder Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Feeder Fund were ineligible to or otherwise were not to cure such failure, the Feeder Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions out of earnings and profits would be taxable to Shareholders as ordinary income. In addition, the Feeder Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment under Subchapter M.

In accounting for income taxes, the Feeder Fund follows the guidance in FASB ASC Codification 740, as amended by ASU 2009-06, “Accounting for Uncertainty in Income Taxes”(“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Management has concluded, there were no uncertain tax positions as of September 30, 2024 for federal income tax purposes or in, the Feeder Fund’s major state and local tax jurisdiction of Delaware.

Management has analyzed the Feeder Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (September 30, 2021 to September 30, 2024) or expected to be taken in the Feeder Fund's September 30, 2025 tax returns.

Because U.S. federal income tax regulations differ from U.S. GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future. The Tax basis components of distributable earnings may differ from the amount reflected in the Statement of Assets, Liabilities and Shareholders’ Capital due to temporary book/tax differences primarily from deferred organizational costs and late year loss deferrals. As of September 30, 2025, a permanent difference of $425,866 has been reclassified from distributable earnings to paid in capital. The amount is primarily related to expense waiver and non-deductible state registration fees.

Paid in Capital	Total Distributable Earnings (Accumulated Losses)
$425,866	$(425,866)

These reclassifications had no impact on the net assets or net values of the Feeder Fund.

See attached financial statements of Wilshire Private Assets Master Fund.

11

Wilshire Private Assets Fund

Notes to Financial Statements

September 30, 2025 (Unaudited)

The estimated tax character of dividends and distributions paid during the tax year ended September 30, 2025 and 2024 were as follows:

	Ordinary Income	Long-term Capital Gain	Total
2025	$—	$—	$—
2024	—	—	—

As of September 30, 2025, the components of Distributable Earnings on a tax basis were as follows:

Undistributed income	$222,871
Unrealized appreciation/(depreciation)	4,775,372
Other temporary differences	(107,512)
Total Distributable Earnings	$4,890,731

Late-year loss deferral represents ordinary losses from January 1, 2025 through September 30, 2025, that in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

As of September 30, 2025, the tax cost and unrealized appreciation and depreciation of the investments held by the Fund, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$72,236,562	$4,775,372	$—	$4,775,372

7. Risks

General Economic and Market Risk. Through its portfolio investments, the Master Fund will have investments in companies that are sensitive to movements in the overall economy or in those companies’ industrial or economic sectors. In addition, the trading prices or market values of these portfolio companies may be affected adversely by general securities market conditions or by factors specific to such portfolio companies.

Repurchase Risks. The Fund is an “interval fund” and, to provide some liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and generally are funded from available cash, sales of portfolio securities or borrowings. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. To the extent the Fund generates gains in excess of losses when liquidating investments to satisfy repurchases, the Fund may need to distribute such gain to avoid incurring entity level tax.

Non-Diversification Risk. The private markets investment funds in which the Master Fund may invest in a limited number of portfolio investments and, as a consequence, the aggregate return of the private markets investment funds may be substantially adversely affected by the unfavorable performance of even a single portfolio investment. Similarly, the Master Fund will invest in a limited number of portfolio investments and, as a consequence, the aggregate return of the Master Fund, and accordingly the Feeder Fund, may be substantially adversely affected by the unfavorable performance of even a single portfolio investment.

Legal, Tax and Regulatory Risks. Legal, tax and regulatory changes during the term of the Master Fund’s investments may adversely affect such investments. Certain private markets investment funds or their portfolio companies may be in industries subject to extensive regulation by national governments and political subdivisions thereof. Certain regulations may prevent private markets investment funds or the Master Fund from making certain investments that they otherwise would make. Other regulations may require the private markets investment funds or the Master Fund to incur substantial additional costs or lengthy delays in connection with the completion of an investment.

See attached financial statements of Wilshire Private Assets Master Fund.

12

Wilshire Private Assets Fund

Notes to Financial Statements

September 30, 2025 (Unaudited)

Timing of Investment Risk. The Master Fund’s portfolio investments may consist of primary fund investments and secondary fund investments. Returns on primary fund investments may take longer to realize than returns on secondary fund investments. The Master Fund also may be able to purchase secondary fund investments at a discount, whereas investments in primary fund investments generally are not available at a discount.

Accordingly, a Shareholder that invests in a Feeder Fund at a time when the Master Fund is invested in primary fund investments on which it has not yet begun to realize returns may experience lower returns than a Shareholder that invests in a Feeder Fund at a time when the Master Fund is more heavily invested or investing in secondary fund investments. Further, Shareholders that invest in a Feeder Fund at a time when the Master Fund is selling portfolio investments to meet liquidity requirements may experience lower returns than a Shareholder that invests in a Feeder Fund at a time when the Master Fund is more fully invested in portfolio investments.

A full listing of risks associated with investing in the Feeder Fund is included in the Feeder Fund’s prospectus and the statement of additional information.

Because the Feeder Fund has substantially all of its capital invested in the Master fund, it is subject to the same risks as the Master Fund. Refer to Note 8 in the Master Fund's financial statements.

8. Concentration of Shareholders

At September 30, 2025, 85% of Institutional Class Shares total shares outstanding were held by three record shareholders, owning 10% or greater of the aggregate total shares outstanding.

9. Recent Accounting Pronouncements

In this reporting period, the Feeder Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Feeder Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Feeder Fund's adviser, acts as the Feeder Fund's CODM. The Feeder Fund represents a single operating segment, as the CODM monitors the operating results of the Feeder Fund as a whole and the Feeder Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Feeder Fund's portfolio managers as a team. The financial information in the form of the Feeder Fund's schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment's performance versus the Feeder Fund's comparative benchmarks and to make resource allocation decisions for the Feeder Fund's single segment, is consistent with that presented within the Feeder Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as "total assets" and significant segment expenses are listed on the accompanying Statement of Operations.

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

10. Subsequent Events

The Feeder Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

See attached financial statements of Wilshire Private Assets Master Fund.

13

Wilshire Private Assets Fund

Disclosure of Fund Expenses

September 30, 2025 (Unaudited)

As a shareholder of the Fund, your investment is affected by ongoing costs, which include (among others) costs for fund management, organization and offering costs, trustee expenses, administration fees, professional fees and acquired fund fees. It is important for you to understand the impact of these costs on your investment returns.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2025 to September 30, 2025) (unless otherwise noted below).

The table below illustrates your Fund’s costs in two ways:

Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning Account Value 4/1/25	Ending Account Value 9/30/25	Annualized Expense Ratios †	Expenses Paid During Period*
Wilshire Private Assets Fund
Actual Fund Return	$1,000.00	$1,063.90	2.58%	$13.35
Hypothetical 5% Return	$1,000.00	$1,012.13	2.58%	$13.01

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period shown).

†	The annualized expense ratios include expenses allocated from the Master Fund during the six-month period.

14

WILSHIRE PRIVATE ASSETS MASTER FUND

FINANCIAL STATEMENTS

SEPTEMBER 30, 2025

SEMI-ANNUAL REPORT

Wilshire Private Assets Master Fund

Schedule of Investments

September 30, 2025 (Unaudited)

Primary Private Fund Investments — 37.4%(A)(B)

Description	Initial Acquisition Date	Redemption Frequency	Geographic Region	Industry	Commitment	Unfunded Portion of Commitment	Shares	Fair Value
Brevet Direct Lending (C)	6/9/2023	Quarterly	North America	Private Lending	$2,000,000	$—	(D)	$2,393,240
Buhuovc L.P.	3/8/2021	None	North America	Venture Capital	6,500,000	172,011	(D)	7,940,002
H.I.G. Bayside Loan Opportunity Feeder VI	12/8/2020	None	North America	Distressed Debt	4,000,000	1,455,089	(D)	1,947,933
Linden Structured Capital Fund L.P.	12/18/2020	None	North America	Buyout	6,500,000	556,122	(D)	9,266,366
MidOcean Absolute Return Credit Fund LP	11/1/2024	None	North America	Corporate Credit	2,475,000	—	(D)	2,967,568
RCP MB Investments B, L.P.	12/26/2021	None	North America	Buyout	1,000,000	—	(D)	1,108,081
Vista Equity Partners Hubble, L.P.	2/27/2025	None	North America	Buyout	2,330,000	241,463	(D)	3,148,837
Total Primary Private Fund Investments (Cost — $22,604,008)								28,772,027

Secondary Private Fund Investments — 37.4%(A)(B)

Description	Initial Acquisition Date	Redemption Frequency	Geographic Region	Industry	Commitment	Unfunded Portion of Commitment	Shares	Fair Value
Basalt Infrastructure Partners II, L.P.	11/17/2020	None	North America	Infrastructure	6,000,000	1,863,982	(D)	4,579,431
Graphite Capital Partners VII A	7/19/2021	None	Europe	Buyout	1,044,282(E)	11,036(E)	(D)	177,423
Graphite Capital Partners VII C	7/19/2021	None	Europe	Buyout	189,872(E)	2,023(E)	(D)	40,126
Graphite Capital Partners VIII B L.P.	7/19/2021	None	Europe	Buyout	487,374(E)	50,449(E)	(D)	237,978
Graphite Capital Partners VIII D L.P.	7/19/2021	None	Europe	Buyout	2,781,939(E)	288,700(E)	(D)	1,432,796
Graphite Capital Partners VIII Top Up Fund B L.P.	7/19/2021	None	Europe	Buyout	1,475,077(E)	74,532(E)	(D)	244,792
Overbay Capital Partners 2024 Fund	7/31/2025	None	North America	Diversified Financials	4,150,000	705,000	(D)	4,596,282
Overbay Capital Partners 2025 Fund	8/29/2025	None	North America	Diversified Financials	5,000,000	1,500,000	(D)	4,542,258
Star Mountain Strategic Credit Income Fund IV (Offshore), L.P.	10/16/2024	None	North America	Generalist	7,400,000	444,000	(D)	7,031,773
Valor M33 IV L.P.	11/22/2024	None	North America	Aerospace	—	—	(D)	2,787,509
Vector Capital V, L.P.	2/21/2025	None	North America	Buyout	2,931,401	161,235	(D)	2,730,425
Vector Capital VI, L.P.	3/19/2025	None	North America	Buyout	875,000	654,393	(D)	246,276
Total Secondary Private Fund Investments (Cost — $23,705,867)								28,647,069

The accompanying notes are an integral part of the financial statements.

Wilshire Private Assets Master Fund

Schedule of Investments

September 30, 2025 (Unaudited)

Co-Investments — 8.3%

Description	Initial Acquisition Date	Redemption Frequency	Geographic Region	Industry	Commitment	Unfunded Portion of Commitment	Shares	Fair Value
Ascend SMG Co-invest 3, L.P.	8/5/2025	None	North America	Healthcare	$—	$—	(D)	$2,654,057
Bigtincan Holdings (Cayman), L.P.	4/23/2025	None	North America	Technology	—	—	(D)	1,329,927
Ethos Insurance Co-Investment I GP LLC	7/8/2025	None	North America	Insurance	—	—	(D)	2,400,000
Total Co-Investments (Cost — $6,384,057)								6,383,984

Loan Participation — 2.6%

Description						Geographic Region	Face Amount	Fair Value

Merlin International, Inc.
14.380%, SOFR + 10.000%, 04/21/2026 (F)(G)						North America	2,000,000	2,000,000

Total Loan Participation (Cost — $2,000,000)								2,000,000

Short Term Investment — 13.8%

Description						Geographic Region	Shares	Fair Value
BlackRock Liquidity Funds Treasury Trust Fund, Class Institutional 3.990%**						North America	10,589,234	10,589,234
Total Short Term Investment (Cost — $10,589,234)								10,589,234
Total Investments — 99.5% (Cost — $65,283,166)								$76,392,314
Other Assets and Liabilities, Net — 0.5%								384,004
Net Assets — 100.0%								$76,776,318

**	The rate reported is the 7-day effective yield as of September 30, 2025.
(A)	Primary Private Fund Investments and Secondary Private Fund Investments are not redeemable and the final distribution date is not known at this time, except as noted in the Redemption Frequency column.
(B)	Private Assets are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date. Total fair value of restricted investments as of September 30, 2025, was $57,419,097 or 74.8% of net assets. As of September 30, 2025, the aggregate cost of each investment restricted to sale was $2,000,000, $5,748,476, $2,391,073, $6,508,162, $2,863,000, $1,004,761, $2,088,537, $4,132,713, $111,499, $36,671, $273,096, $1,453,532, $214,199, $3,444,500, $3,500,000, $6,162,811, $1,531,239, $2,625,000, $220,607 respectively, totaling $46,309,875.
(C)	Initial lock-up period: six months to five years.
(D)	Investment does not issue shares.
(E)	Amount reflected in GBP currency.
(F)	Security value was determined by using significant unobservable inputs.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

L.P. — Limited Partnership

SOFR — Secured Overnight Financing Rate

The accompanying notes are an integral part of the financial statements.

Wilshire Private Assets Master Fund

Schedule of Investments

September 30, 2025 (Unaudited)

The following is a summary of the inputs used as of September 30, 2025 when valuing the Fund's investments:

Investments in Securities	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Primary Private Fund Investments	$—	$—	$—	$28,772,027	$28,772,027
Secondary Private Fund Investments	—	—	—	28,647,069	28,647,069
Co-Investments	—	—	—	6,383,984	6,383,984
Loan Participation	—	—	2,000,000	—	2,000,000
Short Term Investment	10,589,234	—	—	—	10,589,234
Total Investments in Securities	$10,589,234	$—	$2,000,000	$63,803,080	$76,392,314

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value as of September 30, 2025:

Investments in Loan Participation
Beginning balance as of April 1, 2025	$2,000,000
Accrued discounts/ premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales/paydowns	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of September 30, 2025	$2,000,000
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	—

For the period ended September 30, 2025, there were no transfers in or out of Level 3.

The following table summarizes quantitative information related to significant unobservable inputs (Level 3) used in determining fair value for investments held as of September 30, 2025:

	Fair Value as of			Single Input or Range of	Impact to Valuation from
Security Type	September 30, 2025	Valuation Technique	Unobservable Input	Inputs (weighted average)	an Increase in Input
Loan Participation	$2,000,000	Purchase Price of the Investment	Reported net asset/fair value adjustments	100%	Increase

Amounts designated as “—“ are either $0 or have been rounded to $0.

For information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Wilshire Private Assets Master Fund

Statement of Assets and Liabilities

September 30, 2025 (Unaudited)

Assets:
Investments, at Value (Cost $65,283,166)	$76,392,314
Receivable for Capital Shares Sold	416,515
Dividend Receivable	57,098
Prepaid Expenses	56,348
Total Assets	76,922,275
Liabilities:
Due to Adviser	76,506
Transfer Agent Fees Payable	11,921
Due to Administrator	9,616
Trustees' Fees Payable	5,201
Chief Compliance Officer Fees Payable	2,796
Printing Fees Payable	12,396
Other Accrued Expenses	27,521
Total Liabilities	145,957
Net Assets	$76,776,318
Commitments and Contingencies (see Schedule of Investments)
Net Assets Consist of:
Paid-in Capital	$63,599,926
Total Distributable Earnings	13,176,392
Net Assets	$76,776,318

Institutional Class Shares:
Net Assets	$76,776,318
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	5,980,068
Net Asset Value and Offering Price Per Share	$12.84

The accompanying notes are an integral part of the financial statements.

Wilshire Private Assets Master Fund

Statement of Operations

Period Ended September 30, 2025 (Unaudited)

Investment Income:
Dividend Income	$602,061
Interest Income	146,655
Total Investment Income	748,716

Expenses:
Investment Advisory Fees	401,538
Administration Fees	58,660
Trustees' Fees	10,416
Chief Compliance Officer Fees	5,077
Legal Fees	70,099
Audit Fees	52,019
Transfer Agent Fees	41,307
Printing Fees	14,642
Custodian Fees	7,960
Pricing Fees	592
Interest Expense	1,351
Insurance and Other Expenses	36,898

Total Expenses	700,559

Net Investment Income	48,157
Net Realized Gain on Investments	270,845
Net Realized Loss on Foreign Currency Transactions	(2,685)
Net Change in Unrealized Appreciation on Investments	4,054,488
Net Realized and Unrealized Gain	4,322,648
Net Increase in Net Assets Resulting from Operations	$4,370,805

The accompanying notes are an integral part of the financial statements.

Wilshire Private Assets Master Fund

Statements of Changes in Net Assets

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Operations:
Net Investment Income	$48,157	$246,816
Net Realized Gain	268,160	958,651
Net Change in Unrealized Appreciation (Depreciation)	4,054,488	(181,354)
Net Increase in Net Assets Resulting from Operations	4,370,805	1,024,113
Distributions:	—	(609,925)
Capital Shares Transactions:
Institutional Class:
Issued	15,532,269	37,666,570
Reinvestment of Distributions	—	609,420
Redeemed	(852,316)	(14,627,627)
Net Increase in Net Assets from Share Transactions	14,679,953	23,648,363
Total Increase in Net Assets	19,050,758	24,062,551
Net Assets:
Beginning of Period	57,725,560	33,663,009
End of Period	$76,776,318	$57,725,560
Shares Transactions:
Institutional Class:
Issued	1,255,048	3,153,908
Reinvestment of Distributions	—	51,515
Redeemed	(68,902)	(1,226,281)
Net Increase in Shares Outstanding from Share Transactions	1,186,146	1,979,142

The accompanying notes are an integral part of the financial statements.

Wilshire Private Assets Master Fund

Statement of Cash Flows

Period Ended September 30, 2025 (Unaudited)

Cash Flows Used in Operating Activities:
Net increase in net assets derived from investment operations	$4,370,805
Adjustments to reconcile net income in net asset from investment operations to net cash used in operating activities:
Purchases of investment securities from unaffiliated issuers	(14,463,768)
Proceeds from disposition of investment securities from unaffiliated issuers	386,956
Purchases of investment securities from short term investments	(11,983,455)
Proceeds from disposition of investment securities from short term investments	11,770,199
Net realized gain on investments from unaffiliated issuers	(270,845)
Net change in unrealized appreciation/(depreciation) on investments	(4,054,488)
Decrease in receivable for dividends and interest	1,464
Increase in prepaid expenses	(9,958)
Increase in payables for investment advisory fees	16,688
Decrease in payables for administration fees	(321)
Increase in payables for trustee fees	531
Increase in payables for chief compliance officer fees	221
Increase in payables for printing fees	12,396
Decrease in payables for audit fees	(50,125)
Increase in payable for transfer agent fees	44
Increase in accrued expenses and other liabilities	10,218
Net cash flow used in operating activities	(14,263,438)

Cash Flows Received From Financing Activities:
Payments from shares redeemed	(852,316)
Proceeds from issuance of shares	15,115,754
Net cash flow received from financing activities	14,263,438
Net increase in cash	—

Cash and Foreign Currency:
Beginning of year	—
End of year	$—
Supplemental Disclosure of Cash Flow Information:
Reinvestment of distributions	$—

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

Wilshire Private Assets Master Fund

Financial Highlights

,Selected Per Share Data & Ratios

For a Share Outstanding Throughout

the Year/Period

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Period Ended March 31, 2021(1)
Institutional Class:
Net Asset Value, Beginning of Year/Period	$12.04	$11.96	$11.25	$11.93	$11.37	$10.00
Income (Loss) from Operations:
Net Investment Income (Loss)‡(2)	0.01	0.07	(0.26)	0.40	(0.29)	(0.23)
Net Realized and Unrealized Gain (Loss)	0.79	0.15	1.29	(0.02)	1.66	1.60
Total from Operations	0.80	0.22	1.03	0.38	1.37	1.37
Dividends and Distributions from:
Net Investment Income	—	—	(0.04)	(0.67)	(0.09)	—
Net Realized Gain	—	(0.14)	(0.28)	(0.39)	(0.72)	—
Total Dividends and Distributions	—	(0.14)	(0.32)	(1.06)	(0.81)	—
Net Asset Value, End of Year/Period	$12.84	$12.04	$11.96	$11.25	$11.93	$11.37
Total Return†	6.64%	1.84%	9.32%	3.44%	12.18%	13.70%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$76,776	$57,726	$33,663	$29,671	$28,209	$20,506
Ratio of Expenses to Average Net Assets‡	2.18%	2.45%	3.39%	3.33%	4.37%	5.45	%*
Ratio of Expenses to Average Net Assets (Excluding Waivers)‡	2.18%	2.45%	3.39%	3.33%	4.37%	5.45	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	0.15%	0.57%	(2.28)%	3.45%	(2.45)%	(5.23	)%*
Portfolio Turnover Rate	–%	4.00%	5.00%	12.00%	13.00%	–	%**

*	Annualized.
**	Not Annualized.
†	Return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Does not include expenses of the underlying investment companies.
(1)	The Fund commenced operations on October 28, 2020.
(2)	Per share data calculated using average shares.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

 Wilshire Private Assets Master Fund

Notes to Financial Statements

September 30, 2025 (Unaudited)

1. Organization

Wilshire Private Assets Master Fund is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, closed-end management investment company. The Master Fund commenced operations on October 28, 2020.

Wilshire Private Assets Fund (the “Feeder Fund”) is a “Feeder Fund”.

The Feeder Fund invests substantially all of its assets in the Wilshire Private Assets Master Fund (the “Master Fund” and together with the Feeder Fund, the “Funds” and each, a “Fund”), a Delaware statutory trust also registered under the 1940 Act as a non-diversified, closed-end management investment company. The Feeder Fund’s portfolio typically will consist solely of the Master Fund’s shares (together with the Feeder Fund Shares, “Shares”). Therefore, the Feeder Fund’s investment results will correspond directly to the investment results of the Master Fund. This form of investment structure is commonly known as a “master feeder” structure. The Master Fund has the same investment objective and identical investment policies as those of the Feeder Fund. The investment objective of the Fund is to provide efficient access to the private markets with the goals of offering long-term capital appreciation and current income.

2. Significant Accounting Policies

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Master Fund. The Master Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities in these financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Valuation of Investments

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by Wilshire Advisors LLC (the "Adviser") and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

The Adviser oversees the valuation of each Fund’s investments on behalf of each Fund. The Adviser will invest the Master Fund's assets primarily in a diverse portfolio of investments, including interests in private markets funds acquired in primary offerings (“Primary Fund Investments”), interests in private markets funds acquired in secondary transactions (“Secondary Fund Investments”, and together with Primary Fund Investments, the “Private Markets Investment Funds”), and direct co-investments (“Direct Co-Investments,” and together with the Private Markets Investment Funds, “Portfolio Investments”).

The Valuation Procedures provide that the Master Fund will value its investments in private markets investment funds and direct private equity investments at fair value. Prior to November 1, 2024, the Master Fund calculated its NAV as of the close of business on the last business day of each calendar month, each date that Shares were sold or repurchased, as of the date of any distribution and at such other times as the Board determined. Beginning on November 1, 2024, the Master Fund calculates its NAV daily as of the close of business of each date that Shares are offered or repurchased. The fair value of such investments, ordinarily will be the capital account value of the Master Fund’s interest in such investments as provided by the relevant private markets investment fund manager as of or prior to the relevant date; provided that such values will be adjusted for any other relevant information available at the time the Master Fund values its portfolio, including capital activity and material events occurring between the reference dates of the private markets investment fund manager’s valuations and the date the NAV is calculated.

A meaningful input in the Master Fund's Valuation Procedures will be the valuations provided by the private markets investment fund managers. Specifically, the value of the Master Fund's investment in private markets investment funds generally will be valued using the “practical expedient,” in accordance with Accounting Standards Codification (ASC) Topic 820, based on the valuation provided to the Adviser by the private markets investment fund in accordance with the private markets investment fund's own valuation policies. Generally, private markets investment fund managers value investments of their private markets investment funds at their market price if market quotations are readily available. In the absence of observable market prices, private markets investment fund managers value investments using valuation methodologies applied on a consistent basis. For some investments little market activity may exist. The determination of fair value by private markets investment fund managers is then based on the best information available in the circumstances and may incorporate management's own assumptions and involves a significant degree of judgment, taking into consideration a combination of internal and external factors, including the appropriate risk adjustments for nonperformance and liquidity risks. Investments for which market prices are not observable include private investments in the equity of operating companies, real estate properties or certain debt positions.

 Wilshire Private Assets Master Fund

Notes to Financial Statements

September 30, 2025 (Unaudited)

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Master Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, and adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.);

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of September 30, 2025, certain investments of the Master Fund were valued using net asset value (“NAV”) per share (or its equivalent) as a practical expedient for fair value and have been excluded from the fair value hierarchy in accordance with Accounting Standards Update 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or its Equivalent) (“ASU 2015-07”). The fair value amount presented in the table in the Schedule of Investments is intended to permit reconciliation of the amounts presented in the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Investments in money market funds are valued at the money market fund’s net asset value.

For the period ended September 30, 2025, there were no changes to the Master Fund's fair value methodologies.

Liquidity and redemption terms vary from Investment Fund to Investment Fund and are at the discretion of the underlying Investment Fund’s General Partner. For further information about the strategy of each Investment Fund, refer to the Shareholders’ Letter attached to these Financial Statements.

Security Transactions and Investment Income

Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method.

Dividend income is recognized on the ex-dividend date; interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Amortization and accretion is calculated using the effective interest method over the holding period of the investment.

Expenses

The Master Fund, and, therefore, shareholders (together “Shareholders”), bears all expenses incurred in the business on a pro-rata portion of the operating expenses, including any charges, allocations and fees to which the Master Fund is subject as an investor in the private markets investment funds.

Wilshire Private Assets Master Fund

Notes to Financial Statements

September 30, 2025 (Unaudited)

Income Taxes

The Master Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

The Master Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax expense in the current year.

Management has analyzed the Master Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (September 30, 2021 to September 30, 2023) or expected to be taken in the Master Fund's September 30, 2024 tax returns.

Cash and Cash Equivalents

Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3. Agreements

Investment Advisory Agreement

The Adviser serves as investment adviser of each Fund.

In consideration of the services provided by the Adviser to the Funds, the Master Fund pays the Adviser a fee (the “Management Fee”), computed and payable monthly, at the annual rate of 1.25% of the Master Fund’s net asset value. For purposes of determining the fee payable to the Adviser for any month, “net asset value” means the total value of all assets of the Master Fund as of the end of such month, less an amount equal to all accrued debts, liabilities and obligations of the Master Fund as of such date, and calculated before giving effect to any repurchase of shares on such date.

The Private Markets Investment Funds in which the Master Fund intends to invest generally charge a management fee of 1.00% to 2.00%, and approximately 15% to 20% of net profits as a carried interest allocation, subject to a preferred return and a clawback. A carried interest allocation is a share of a Private Markets Investment Fund's returns paid to its manager. A preferred return is a minimum rate of return that a Private Markets Investment Fund manager must achieve before it is entitled to a carried interest allocation. A clawback is a mechanism by which a carried interest allocation previously paid to a Private Markets Investment Fund manager may be returned to the Private Markets Investment Fund.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Master Fund’s administrator pursuant to an administration agreement under which the Administrator provides administrative and accounting services for an annual fee based on the Master Fund’s assets under management, subject to a minimum annual fee.

US Bank N.A. (the “Custodian”) serves as the Master Fund’s Custodian pursuant to a custody agreement.

SS&C Global Investor & Distribution Solutions, Inc. (the “Transfer Agent”) serves as the Master Fund’s Transfer Agent pursuant to a transfer agency agreement.

4. Purchase, Exchange and Repurchase of Shares

The Feeder Fund and the Master Fund are part of a "master-feeder" structure. While it currently has no intention to do so, the Master Fund may accept investments from other investors, including other investment vehicles that are managed or sponsored by the Adviser, or an affiliate thereof, which may or may not be registered under the 1940 Act and which may be established in jurisdictions outside of the U.S. Because the Feeder Fund may be subject to different investment minimums, feeder-specific expenses and other terms, one feeder fund may offer access to the Master Fund on more attractive terms, or could experience better performance, than the Feeder Fund. In addition, because the Feeder Fund incurs expenses that may not be incurred by other investors investing directly or indirectly in the Master Fund, such investors may experience better performance than investors in the Feeder Fund. If other investors in the Master Fund, including other investment vehicles that are managed or sponsored by the Adviser or an affiliate thereof, request to have their Master Fund Shares repurchased, this may reduce the amount of the Feeder Fund's Master Fund Shares that may be repurchased by the Master Fund and, therefore, the amount of Feeder Fund Shares that may be repurchased by the Feeder Fund.

Wilshire Private Assets Master Fund

Notes to Financial Statements

September 30, 2025 (Unaudited)

The Master Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares to the Institutional Class, no par value per share. Subject to investor eligibility, the minimum initial investment in the Master Fund is $5,000, and the minimum additional investment in the Master Fund is $1,000. The Adviser may reduce the Master Fund’s minimum initial and additional investment amounts in its sole discretion. The Master Fund reserves the right to repurchase all of the Shares held by a Shareholder if the Shareholder’s account balance in the Master Fund, as a result of repurchase or transfer requests by the Shareholder, or participation in an auction, is less than $10,000.

The Master Fund is a closed-end investment company, and therefore no Shareholder will have the right to require the Master Fund to redeem its Shares, however, as an “interval fund,” the Master Fund will provide some liquidity to Shareholders by making quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. In connection with any given repurchase offer, it is expected the Fund will offer to repurchase only the minimum amount of 5% of its outstanding Shares. Quarterly repurchases occur in the months of March, June, September and December. The offer to purchase Shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Master Fund’s outstanding voting securities (as defined in the 1940 Act).

During the reporting period, the Master Fund offered to repurchase shares of the Master Fund in an amount not to exceed 5% on June 27, 2025 and September 26, 2025. The results of the repurchase offers were as follows:

Repurchase Date	Maximum Repurchase Offer Amount	% of Shares Tendered	Number of Shares Tendered	NAV Price of Shares Tendered	Redemption Value of Shares Tendered	Shares Outstanding on Repurchase Date, Before Repurchase
June 27, 2025	5.00%	0.8256%	41,523	$12.06	$500,766	5,029,531
September 26, 2025	5.00%	0.4594%	27,379	$12.84	$351,550	5,960,253

5. Indemnifications

In the normal course of business the Master Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Master Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Master Fund in connection with the Master Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Master Fund.

6. Purchases and Sales

For the period ended September 30, 2025, the Master Fund made purchases of $14,463,768 and sales of $386,956 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long term U.S. Government securities.

7. Federal Income Taxes

It is the Master Fund’s intention to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to a regulated investment company (“RIC”). The Master Fund intends to continue to operate so as to qualify to be taxed as a RIC under the Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, among other requirements, the Master Fund is required to distribute at least 90% of its investment company taxable income, as defined by the Code. Accordingly, the Master Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. While the Master Fund intends to distribute substantially all of its taxable net investment income and capital gains, if any, in a manner necessary to minimize the imposition of a 4% excise tax, there can be no assurance that it will avoid any or all of the excise tax. In such event, the Master Fund will be liable only for the amount by which it does not meet the foregoing distribution requirements. The Master Fund has adopted September 30 as its tax year end.

If the Master Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Master Fund were ineligible to or otherwise were not to cure such failure, the Master Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions out of earnings and profits would be taxable to Shareholders as ordinary income. In addition, the Master Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment under Subchapter M.

Wilshire Private Assets Master Fund

Notes to Financial Statements

September 30, 2025 (Unaudited)

In accounting for income taxes, the Master Fund follows the guidance in FASB ASC Codification 740, as amended by ASU 2009-06, “Accounting for Uncertainty in Income Taxes”(“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Management has concluded, there were no uncertain tax positions as of September 30, 2025 for federal income tax purposes or in, the Master Fund’s major state and local tax jurisdiction of Delaware.

Because U.S. federal income tax regulations differ from U.S. GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future. The Tax basis components of distributable earnings may differ from the amount reflected in the Statement of Assets, Liabilities and Shareholders’ Capital due to temporary book/tax differences primarily from partnership investments and late year loss deferral. These amounts will be finalized before filing the Master Fund’s federal income tax return. As of September 30, 2025, a permanent difference of $454,229 has been reclassified from distributable earnings to paid in capital. The amount is primarily related to expense waiver adjustment.

Paid in Capital	Total Distributable Earnings (Accumulated Losses)
$(454,229)	$454,229

These reclassifications had no impact on the net assets or net values of the Master Fund.

The estimated tax character of dividends and distributions paid during the tax year ended September, 2025 and 2024 were as follows:

	Ordinary Income	Long-term Capital Gain	Total
2025	$—	$—	$—
2024	—	—	—

As of September 30, 2025, the components of Distributable Earnings on a tax basis were as follows:

Undistributed long-term capital gain	$1,299,541
Undistributed income	901,977
Unrealized appreciation/(depreciation)	10,974,904
Other temporary differences	(30)
Total Distributable Earnings	$13,176,392

During the year ended September 30, 2025, the fund did not have any capital loss carryforwards.

As of September 30, 2025, the tax cost and unrealized appreciation and depreciation of the investments held by the Fund, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$65,148,922	$11,938,711	$(963,807)	$10,974,904

Wilshire Private Assets Master Fund

Notes to Financial Statements

September 30, 2025 (Unaudited)

8. Risks

General Economic and Market Risk. Through its portfolio investments, the Master Fund will have investments in companies that are sensitive to movements in the overall economy or in those companies’ industrial or economic sectors. In addition, the trading prices or market values of these portfolio companies may be affected adversely by general securities market conditions or by factors specific to such portfolio companies.

Non-Diversification Risk. The private markets investment funds in which the Master Fund may invest in a limited number of portfolio investments and, as a consequence, the aggregate return of the private markets investment funds may be substantially adversely affected by the unfavorable performance of even a single portfolio investment. Similarly, the Master Fund will invest in a limited number of portfolio investments and, as a consequence, the aggregate return of the Master Fund may be substantially adversely affected by the unfavorable performance of even a single portfolio investment.

Legal, Tax and Regulatory Risks. Legal, tax and regulatory changes during the term of the Master Fund’s investments may adversely affect such investments. Certain private markets investment funds or their portfolio companies may be in industries subject to extensive regulation by national governments and political subdivisions thereof. Certain regulations may prevent private markets investment funds or the Master Fund from making certain investments that they otherwise would make. Other regulations may require the private markets investment funds or the Master Fund to incur substantial additional costs or lengthy delays in connection with the completion of an investment.

Illiquidity of Investments Risk. An investor’s participation in a Feeder Fund requires a long-term commitment, with no certainty of return. The Master Fund’s investments will be highly illiquid, are likely to require holding periods of several years, and will be subject to restrictions on resale.

Timing of Investment Risk. The Master Fund’s portfolio investments may consist of primary fund investments and secondary fund investments. Returns on primary fund investments may take longer to realize than returns on secondary fund investments. The Master Fund also may be able to purchase secondary fund investments at a discount, whereas investments in primary fund investments generally are not available at a discount.

Accordingly, a Shareholder that invests in a Feeder Fund at a time when the Master Fund is invested in primary fund investments on which it has not yet begun to realize returns may experience lower returns than a Shareholder that invests in a Feeder Fund at a time when the Master Fund is more heavily invested or investing in secondary fund investments. Further, Shareholders that invest in a Feeder Fund at a time when the Master Fund is selling portfolio investments to meet liquidity requirements may experience lower returns than a Shareholder that invests in a Feeder Fund at a time when the Master Fund is more fully invested in portfolio investments.

A full listing of risks associated with investing in the Master Fund is included in the Master Fund’s prospectus and the statement of additional information.

9. Concentration of Shareholders

At September 30, 2025, 100% of Institutional Class Shares total shares outstanding were held by one record shareholder, owning 10% or greater of the aggregate total shares outstanding.

10. Line of Credit

The Master Fund entered into an agreement on October 14, 2024, which enables them to participate in a $3.0 million Loan Commitment Amount with the TriState Capital Bank. The agreement was set to expire on March 17, 2026. The proceeds from the borrowings shall be used to finance the Master Fund’s short-term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Master Fund based on borrowings during the period at the contractual Interest rate 1M SOFR + Applicable Margin (3% - 4%). For the period ended September 30, 2025, the Master Fund had a zero net borrowings. Interest accrued on the borrowings was $0.00. As of September 30, 2025, there were no borrowings outstanding in the Master Fund.

11. Recent Accounting Pronouncements

In this reporting period, the Master Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Master Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Master Fund's adviser, acts as the Master Fund's CODM. The Master Fund represents a single operating segment, as the CODM monitors the operating results of the Master Fund as a whole and the Master Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Master Fund's portfolio managers as a team. The financial information in the form of the Master Fund's schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment's performance versus the Master Fund's comparative benchmarks and to make resource allocation decisions for the Master Fund's single segment, is consistent with that presented within the Master Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as "total assets" and significant segment expenses are listed on the accompanying Statement of Operations.

Wilshire Private Assets Master Fund

Notes to Financial Statements

September 30, 2025 (Unaudited)

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

12. Subsequent Events

The Master Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

Wilshire Private Assets Master Fund

Disclosure of Fund Expenses

September 30, 2025 (Unaudited)

As a shareholder of the Fund, your investment is affected by ongoing costs, which include (among others) costs for fund management, organization and offering costs, trustee expenses, administration fees, professional fees and acquired fund fees. It is important for you to understand the impact of these costs on your investment returns.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2025 to September 30, 2025) (unless otherwise noted below).

The table below illustrates your Fund’s costs in two ways:

Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning Account Value 4/1/25	Ending Account Value 9/30/25	Annualized Expense Ratios	Expenses Paid During Period*
Wilshire Private Assets Master Fund
Actual Fund Return	$1,000.00	$1,066.40	2.18%	$11.29
Hypothetical 5% Return	$1,000.00	$1,014.14	2.18%	$11.01

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period shown).

This information must be preceded or accompanied by a current prospectus for the Funds.

DWP-SA-001-0500

(b)	Not applicable.

Item 2.   Code of Ethics.

Not applicable for semi-annual report.

Item 3.   Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.   Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.   Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end management investment companies.

Item 8.   Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end management investment companies.

Item 9.   Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end management investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end management investment companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Report to Shareholders filed under Item 1 of this form, if applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a) Note applicable for semi-annual reports.

(b) Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Wilshire Private Assets Master Fund

By (Signature and Title)
/s/ Michael Beattie
Michael Beattie,
Principal Executive Officer

Date: December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
Principal Executive Officer

Date: December 5, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Principal Financial Officer

Date: December 5, 2025